Financial investments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Investments
Schedule of financial investments

	December 31, 2023	December 31, 2022
Banco BV	322,240	289,909
Banco Itaú Unibanco S/A	-	403,732
Banco Bradesco S/A	643,445	578,752
Banco BTG Pactual S/A	449,241	404,363
Banco do Brasil S/A	1,011,826	1,117
	2,426,752	1,677,873